PROPERTY AND EQUIPMENT (Schedule of major classes of property and equipment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Property, Plant and Equipment [Abstract]
Furniture, fixtures and equipment	$ 1,290,183	$ 1,074,976
Less: Accumulated depreciation	(1,030,002)	(870,750)
Furniture, fixtures and equipment, Net	260,181	204,226	$ 346,979
Depreciation	$ 159,252	$ 73,530